SCUDDER
                                                                     INVESTMENTS

Scudder 21st Century Growth Fund                     Scudder International Research Fund
Scudder Aggressive Growth Fund                       Scudder Large Company Growth Fund
Scudder Blue Chip Fund                               Scudder Large Company Value Fund
Scudder Capital Growth Fund                          Scudder Latin America Fund
Scudder Contrarian Fund                              Scudder New Europe Fund
Scudder Dividend & Growth Fund                       Scudder Pacific Opportunities Fund
Scudder-Dreman Financial Services Fund               Scudder Pathway Series: Conservative Portfolio
Scudder-Dreman High Return Equity Fund               Scudder Pathway Series: Growth Portfolio
Scudder Dynamic Growth Fund                          Scudder Pathway Series: Moderate Portfolio
Scudder Emerging Markets Growth Fund                 Scudder Research Fund
Scudder Emerging Markets Income Fund                 Scudder Retirement Fund -- Series III
Scudder Floating Rate Fund                             (to be renamed Scudder Target 2012 Fund)
Scudder Focus Growth Fund                            Scudder S&P 500 Stock Fund
Scudder Focus Value+Growth Fund                      Scudder Select 500 Fund
Scudder Global Bond Fund                             Scudder Select 1000 Growth Fund
Scudder Global Discovery Fund                        Scudder Short-Term Bond Fund
Scudder Global Fund                                  Scudder-Dreman Small Cap Value Fund
Scudder Gold Fund                                    Scudder Small Company Stock Fund
Scudder Greater Europe Growth Fund                   Scudder Small Company Value Fund
Scudder Growth Fund                                  Scudder Strategic Income Fund
Scudder Growth and Income Fund                       Scudder Target 2011 Fund
Scudder Health Care Fund                             Scudder Technology Fund
Scudder High-Yield Fund                              Scudder Technology Innovation Fund
Scudder High-Yield Opportunity Fund                  Scudder Total Return Fund
Scudder Income Fund                                  Scudder U.S. Government Securities Fund
Scudder International Fund                           The Japan Fund, Inc.


The following text supplements the section entitled "Purchase of Shares" in each of the currently effective Statements of Additional Information for the Class A, B and C shares of each of the above-noted funds:

From January 1, 2002 to April 30, 2002 ("Special Offering Period"), Scudder Distributors, Inc. ("SDI"), the principal underwriter for the Class A, B and C shares, intends to (i) reallow to certain firms the full applicable sales charge with respect to Class A shares (not including Class A shares acquired at the net asset value), and (ii) pay an additional .50% in addition to the current commission structure to certain firms with respect to Class B and C shares, provided the shares are purchased for self-directed Individual Retirement Accounts ("IRA accounts") during the Special Offering Period. IRA accounts include Traditional, Roth and Education IRAs, Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts. Firms entitled to the full reallowance and the additional compensation noted above, during the Special Offering Period are those firms which allow SDI to participate in a special promotion of self-directed IRA accounts, with other fund complexes, sponsored by the firms during the Special Offering Period.






January 23, 2002